INCOME TAXES Continuing and discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Income tax expense (benefit)	$ 62	$ 215	$ 141	$ 720	$ (4,400)	$ (6,367)
Income tax expense (benefit)	$ (97)	$ 17	$ (845)	$ (666)	(3,357)	1,186
Income tax expense (benefit)					$ (7,757)	$ (5,181)